Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Government Funds
Document Type	497
Document Period End Date	Jul. 31, 2016
Amendment Flag	false
Central Index Key	0000769220
Document Effective Date	Feb. 03, 2017
Document Creation Date	Feb. 03, 2017
Delaware Strategic Income Fund | Class A
Document and Entity Information:
Trading Symbol	DEGGX
Delaware Strategic Income Fund | Class C
Document and Entity Information:
Trading Symbol	DUGCX
Delaware Strategic Income Fund | Class R
Document and Entity Information:
Trading Symbol	DUGRX
Delaware Strategic Income Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DUGIX